Firstar Mutual Fund Services LLC
                            615 East Michigan Street
                                    2nd Floor
                               Milwaukee, WI 53202



                                 August 29, 2001



VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      The Jensen Portfolio, Inc.
         1933 Act Registration No.  33-47508
         1940 Act Registration No.  811-6653


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the Jensen Portfolio, Inc. hereby certifies that the definitive forms of prospectus and statement of additional information dated August 20, 2001 that would have been filed under Rule 497(c), do not differ from the forms of prospectus and statement of additional information contained in the most recent registration statement for the Fund. This registration statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 12 on August 23, 2001.

If you have any questions, regarding this filing, please call the undersigned at
(414) 287-3338.


                                                     Sincerely,

                                                     /s/ Elaine E. Richards
                                                     -------------------------
                                                     Elaine E. Richards, Esq.